Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail) - yr	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	3.60%	4.50%
Expected share price volatility	16.70%
Risk-free rate of return	2.80%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		17.40%
Risk-free rate of return		3.30%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		17.60%
Risk-free rate of return		3.40%
Expected period until exercise (in years)	7	7